Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Related Party Transactions [Abstract]
Schedule of major related parties
Name of related parties and Relationship with the Company
-Tuanfang Liu is the Chairman of the Company.
-Jiangyan Zhu is the wife of Tuanfang Liu and a director of the Company.
-Eigate (Hong Kong) Technology Co., Limited (“Eigate”) is a wholly-owned subsidiary of Aspire Global.
-Aspire Global is a company controlled by the Chairman of the Company.
-Shenzhen Yi Jia, a Chinese company that is 95% owned by the Company’s chairman and 5% by the chairman’s cousin.
The table below sets forth the major related parties and their relationships with the Company:
Name of related parties and Relationship with the Company
-Tuanfang Liu is the Chairman of the Company.
-Jiangyan Zhu is the wife of Tuanfang Liu and a director of the Company.
-Eigate (Hong Kong) Technology Co., Limited (“Eigate”) is a wholly-owned subsidiary of Aspire Global.
-Aspire Global is a company controlled by the Chairman of the Company.
-Shenzhen Yi Jia, a Chinese company that is 95% owned by the Company’s chairman and 5% by the chairman’s cousin.

Schedule of balances due from related parties
	As of June 30,	As of March 31,
	2022	2023
Shenzhen Yi Jia	$1,872,035	$-
Tuanfang Liu	62,820	-
Total	$1,934,855	$-
The Company had the following balances due from related parties:
	As of June 30,
	2021	2022
Shenzhen Yi Jia	$31,297	$1,872,035
Tuanfang Liu	4,924	62,820
Total	$36,221	$1,934,855